Summary of Significant Accounting Policies (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares	May 07, 2023 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 18, 2022 shares	May 08, 2022 shares	May 07, 2022 $ / shares	May 08, 2021 shares
Summary of Significant Accounting Policies (Details) [Line Items]
Convenience price per share | (per share)	¥ 7.2513				¥ 6.8792						$ 1		$ 1
Earn-out liability, description					Beelive has achieved 93.87% of the Beelive Earn-out Target 2022 and Weiliantong has achieved 100% of Weiliantong Earn-out Target 2022. As a result, the Company classified the related portion of earn-out liability in aggregated of RMB13,106 as shares to be issued in the equity of the Company. As of December 31, 2022, there was 995,118 earn-out shares required to be issued and the Company included it in the calculation of earnings per share. Upon issuance of this report, a total of 507,804 shares (540,960 * 93.87%) has been issued to Cosmic Soar, the previous shareholder of Beelieve and a total of 487,314 share has been issue to Wolter Global, the previous shareholder of Weilingtong.	Beelive has achieved 93.87% of the Beelive Earn-out Target 2022 and Weiliantong has achieved 100% of Weiliantong Earn-out Target 2022. As a result, the Company classified the related portion of earn-out liability in aggregated of RMB13,106 as shares to be issued in the equity of the Company. As of December 31, 2022, there was 995,118 earn-out shares required to be issued and the Company included it in the calculation of earnings per share. Upon issuance of this report, a total of 507,804 shares (540,960 * 93.87%) has been issued to Cosmic Soar, the previous shareholder of Beelieve and a total of 487,314 share has been issue to Wolter Global, the previous shareholder of Weilingtong.
Earn-out liabilities | ¥	¥ 6,300				¥ 4,300		¥ 10,600
Technical development, advisory and others percentage					1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Government subsidies | ¥	459		¥ 75				¥ 67		¥ 111
Other income		$ 63							10,094	$ 1,464
Advertising and market promotion expenses	465	$ 64	1,061		¥ 2,118	$ 307	4,794		9,588
Employee benefits amount	¥ 9,921		¥ 9,272		¥ 19,261		14,370		5,797		$ 1,368		$ 2,793
VAT rates range	13.00%				13.00%						13.00%		13.00%
General reserve fund rate	10.00%	10.00%			10.00%	10.00%
Reserve fund percentage	50.00%	50.00%			50.00%	50.00%
Statutory surplus fund percentage	10.00%	10.00%			10.00%	10.00%
Surplus fund reached percentage	50.00%	50.00%			50.00%	50.00%
Net income before tax							¥ 235,000,000	$ 35,000,000	¥ 190,000,000	$ 28,300,000
Earn-out shares (in Shares)							3,540,960								3,000,000		3,000,000
Share price (in Dollars per share) | $ / shares																$ 20
earn-out shares (in Shares)									6,000,000	6,000,000
Earn-out liability amount | ¥							¥ 128,119
HCHY [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non-controlling interests	49.00%				49.00%						49.00%		49.00%
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)					36,684,668		3,000,000		3,000,000				36,684,668	61,500
Forecast [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Share price (in Dollars per share) | $ / shares												$ 25
BeeLive [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total annual revenue | ¥					¥ 580,900		¥ 460,600		¥ 336,600
Revenue percentage					80.00%								80.00%
BeeLive [Member] | Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Additional shares (in Shares)					540,960	540,960	540,960	540,960	540,960	540,960
Weiliantong [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total annual revenue | ¥					¥ 280,000
Revenue percentage	80.00%				80.00%						80.00%		80.00%
Earn-out liability, description					Beelive has achieved 93.87% of the Beelive Earn-out Target 2022 and Weiliantong has achieved 100% of Weiliantong Earn-out Target 2022. As a result, the Company classified the related portion of earn-out liability in aggregated of RMB13,106 as shares to be issued in the equity of the Company. As of December 31, 2022, there was 995,118 earn-out shares required to be issued and the Company included it in the calculation of earnings per share. On April 7, 2023, a total of 507,804 shares (540,960 * 93.87%) has been issued to Cosmic Soar, the previous shareholder of Beelieve and a total of 487,314 share has been issue to Wolter Global, the previous shareholder of Weilingtong.	Beelive has achieved 93.87% of the Beelive Earn-out Target 2022 and Weiliantong has achieved 100% of Weiliantong Earn-out Target 2022. As a result, the Company classified the related portion of earn-out liability in aggregated of RMB13,106 as shares to be issued in the equity of the Company. As of December 31, 2022, there was 995,118 earn-out shares required to be issued and the Company included it in the calculation of earnings per share. On April 7, 2023, a total of 507,804 shares (540,960 * 93.87%) has been issued to Cosmic Soar, the previous shareholder of Beelieve and a total of 487,314 share has been issue to Wolter Global, the previous shareholder of Weilingtong.
Shares issued (in Shares)					636,691								636,691
Weiliantong [Member] | Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Additional shareholder percentage					10.00%	10.00%
Weiliantong [Member] | Forecast [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total annual revenue | $				$ 360,000
Additional shareholder percentage				10.00%
SPAC and Beelive [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)					995,118		3,540,960		3,540,960				995,118